Reportable Segments and Geographic Information - Information By Industry Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022
Segment Reporting Information
Assets	$ 351,805	$ 61,952	$ 51,740	$ 182,762	$ 77,207	$ 75,672
Goodwill	8,327	8,327	8,327
Depreciation and amortization	4,401	4,718	3,942
Capital expenditures	14,081	9,951	3,243
Electric Motorcycles
Segment Reporting Information
Assets	323,108	38,762	31,627
Goodwill	7,668	7,668	7,668
Depreciation and amortization	3,882	4,220	3,399
Capital expenditures	14,081	9,792	3,210
STACYC
Segment Reporting Information
Assets	28,697	23,190	20,113
Goodwill	659	659	659
Depreciation and amortization	519	498	543
Capital expenditures	$ 0	$ 159	$ 33